Financial Information by Business Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers (Including Affiliates), Operating Income, and Reconciliation of Operating Income to Net Schedule of Revenue from External Customers (Including Affiliates), Operating Income, and Reconciliation of Operating Income to Net Income

	Three Months Ended March 31,
	2018	2017
	(Thousands)
Revenues from external customers (including affiliates):
Gathering	$179,628	$102,329
Transmission	106,934	97,743
Total operating revenues	$286,562	$200,072

Operating income:
Gathering	$130,882	$73,704
Transmission	79,451	71,604
Total operating income	$210,333	$145,308

Reconciliation of operating income to net income:
Equity income	8,811	4,277
Other income	898	1,537
Net interest expense	10,716	7,926
Net income	$209,326	$143,196

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
Revenues from external customers (including affiliates):
Gathering	$479,353	$397,494	$335,105
Transmission	371,986	334,778	297,831
Total operating revenues	$851,339	$732,272	$632,936
Operating income:
Gathering	$347,293	$289,643	$243,882
Transmission	247,467	238,213	208,075
Total operating income	$594,760	$527,856	$451,957

Reconciliation of operating income to net income:
Other income	26,595	37,011	7,773
Net interest expense	36,129	16,766	21,345
Income tax expense (benefit)	—	10,147	(16,741)
Net income	$585,226	$537,954	$455,126

Schedule of Segment Assets

	March 31, 2018	December 31, 2017
	(Thousands)
Segment assets:
Gathering	$3,114,876	$3,020,491
Transmission	1,494,439	1,487,501
Total operating segments	4,609,315	4,507,992
Headquarters, including cash	705,251	639,584
Total assets	$5,314,566	$5,147,576

	As of December 31,
	2017	2016	2015
	(Thousands)
Segment assets:
Gathering	$3,020,491	$1,292,713	$1,079,644
Transmission	1,487,501	1,413,631	1,183,641
Total operating segments	4,507,992	2,706,344	2,263,285
Headquarters, including cash	639,584	369,496	570,073
Total assets	$5,147,576	$3,075,840	$2,833,358

Schedule of Depreciation, Amortization, and Expenditures for Segment Assets

	Three Months Ended March 31,
	2018	2017
	(Thousands)
Depreciation and amortization:
Gathering	$14,944	$8,860
Transmission	12,441	11,687
Total	$27,385	$20,547

Expenditures for segment assets:
Gathering	$113,198	$48,838
Transmission	18,929	21,389
Total (1)	$132,127	$70,227

(1)
EQM accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures in the statements of combined cash flows until they are paid in a subsequent period. Accrued capital expenditures were approximately $60.3 million and $66.0 million at March 31, 2018 and December 31, 2017, respectively. Accrued capital expenditures were approximately $34.0 million and $26.7 million at March 31, 2017 and December 31, 2016, respectively.

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
Depreciation and amortization:
Gathering	$40,992	$30,422	$24,360
Transmission	58,689	32,269	25,535
Total	$99,681	$62,691	$49,895
Expenditures for segment assets:
Gathering	$226,202	$295,315	$225,537
Transmission	111,102	292,049	203,706
Total (a)	$337,304	$587,364	$429,243

(a)
EQM accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures on the statements of combined cash flows until they are paid in a subsequent period. Accrued capital expenditures were approximately $66.0 million, $26.7 million, $24.1 million and $53.0 million at December 31, 2017, 2016, 2015 and 2014, respectively.